UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.0%)
AEROSPACE & DEFENSE (2.0%)
AAR Corp.	7,880	$225,841
AeroVironment, Inc.(a)	820	20,984
Alliant Techsystems, Inc.	2,080	271,045
American Science & Engineering, Inc.	370	17,168
BE Aerospace, Inc.(a)	4,150	242,069
Cubic Corp.	840	43,923
Curtiss-Wright Corp.	3,210	213,561
Engility Holdings, Inc.(a)	3,570	142,443
Esterline Technologies Corp.(a)	1,140	127,783
Exelis, Inc.	12,460	213,191
GenCorp, Inc.(a)	3,290	55,272
Huntington Ingalls Industries, Inc.	1,750	204,050
KLX, Inc.(a)	2,280	89,627
Moog, Inc., Class A(a)	1,600	112,480
National Presto Industries, Inc.	1,380	86,940
Orbital Sciences Corp.(a)	2,480	69,663
TASER International, Inc.(a)	15,040	406,230
Teledyne Technologies, Inc.(a)	1,270	120,701
Triumph Group, Inc.	3,230	184,304
		2,847,275

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	4,790	216,508
Forward Air Corp.	2,190	98,331
Hub Group, Inc., Class A(a)	4,430	147,962
UTI Worldwide, Inc.(a)	4,800	56,976
		519,777

AIRLINES (1.0%)
Alaska Air Group, Inc.	7,270	493,415
Allegiant Travel Co.	1,400	253,778
JetBlue Airways Corp.(a)	24,940	418,743
SkyWest, Inc.	18,330	230,041
		1,395,977

AUTO COMPONENTS (0.4%)
Dorman Products, Inc.(a)	1,330	60,821
Drew Industries, Inc.(a)	1,070	53,800
Gentex Corp.	15,060	251,351
Standard Motor Products, Inc.	790	28,803
Superior Industries International, Inc.	7,580	138,335
		533,110

AUTOMOBILES (0.2%)
Thor Industries, Inc.	1,840	103,684
Winnebago Industries, Inc.	6,770	134,655
		238,339

BANKS (4.5%)
Associated Bancorp	13,460	226,263
BancorpSouth, Inc.	4,170	82,775
Bank of Hawaii Corp.	1,620	91,465
Bank of the Ozarks, Inc.	5,680	184,202
Banner Corp.	580	23,420
BBCN Bancorp, Inc.	4,840	62,678
Boston Private Financial Holdings, Inc.	12,130	133,430
Cardinal Financial Corp.	1,420	25,290
Cathay General Bancorp	3,620	86,482
City Holding Co.	270	11,429
City National Corp.	1,640	142,172
Columbia Banking System, Inc.	1,970	50,097
Commerce Bancshares, Inc.	2,954	118,160
Community Bank System, Inc.	1,100	36,993
Cullen/Frost Bankers, Inc.	2,080	129,584
CVB Financial Corp.	3,720	54,349
East West Bancorp, Inc.	5,780	209,120
F.N.B. Corp.	9,910	118,920
First Bancorp(a)	16,152	88,674
First Commonwealth Financial Corp.	4,950	39,056
First Financial Bancorp	2,060	34,031
First Financial Bankshares, Inc.	2,770	68,419
First Horizon National Corp.	10,170	132,108
First Midwest Bancorp, Inc.	11,530	177,562
First Niagara Financial Group, Inc.	19,580	158,990
FirstMerit Corp.	8,870	145,335
Fulton Financial Corp.	11,380	126,887
Glacier Bancorp, Inc.	7,010	156,113
Hancock Holding Co.	4,339	113,291
Hanmi Financial Corp.	1,231	24,448
Home Bancshares, Inc.	6,236	184,710
Independent Bank Corp. - Massachusetts	490	18,537
International Bancshares Corp.	3,990	89,815
LegacyTexas Financial Group, Inc.	1,340	26,559
MB Financial, Inc.	6,931	196,910
National Penn Bancshares, Inc.	5,310	51,507
NBT Bancorp	1,390	31,984
OFG BanCorp	7,070	113,827
Old National Bancorp	4,450	59,675
PacWest Bancorp	3,810	162,897
Pinnacle Financial Partners, Inc.	3,520	126,509
PrivateBancorp, Inc.	6,460	195,996
Prosperity Bancshares, Inc.	2,750	125,923
S & T Bancorp, Inc.	890	24,466
Signature Bank(a)	2,450	286,969
Simmons First National Corp., Class A	460	17,213
Sterling BanCorp	2,958	38,986
Susquehanna Bancshares, Inc.	15,440	194,698
SVB Financial Group(a)	1,820	205,478
Synovus Financial Corp.	6,182	159,310
TCF Financial Corp.	7,000	102,900
Texas Capital Bancshares, Inc.(a)	1,950	79,658
Tompkins Financial Corp.	339	17,381
Trustmark Corp.	3,390	72,410
UMB Financial Corp.	1,490	72,295
Umpqua Holdings Corp.	13,730	212,952
United Bankshares, Inc.	2,230	75,396
United Community Banks, Inc.	2,612	45,736
Valley National Bancorp	12,762	115,879
Webster Financial Corp.	3,610	110,213
WestAmerica Bancorp	950	38,646
Wilshire Bancorp, Inc.	5,980	54,418
Wintrust Financial Corp.	3,320	144,320
		6,505,916

BIOTECHNOLOGY (0.7%)
Acorda Therapeutics, Inc.(a)	1,830	76,037
Emergent BioSolutions, Inc.(a)	1,310	36,719
Ligand Pharmaceuticals, Inc., Class B(a)	2,620	149,130
Momenta Pharmaceuticals, Inc.(a)	2,160	23,263
Repligen Corp.(a)	9,890	240,228
Spectrum Pharmaceuticals, Inc.(a)	2,900	20,300
United Therapeutics Corp.(a)	3,300	465,729
		1,011,406

BUILDING PRODUCTS (1.2%)
A.O. Smith Corp.	3,050	181,201
AAON, Inc.	1,898	41,395
American Woodmark Corp.(a)	450	18,508
Apogee Enterprises, Inc.	5,340	231,008
Fortune Brands Home & Security, Inc.	6,380	285,760
Gibraltar Industries, Inc.(a)	11,840	179,258
Griffon Corp.	15,740	231,221
Lennox International, Inc.	1,610	158,279

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
PGT, Inc.(a)	22,150	$190,268
Quanex Building Products Corp.	2,085	39,261
Simpson Manufacturing Co., Inc.	1,490	48,634
Universal Forest Products, Inc.	3,790	189,727
		1,794,520

CAPITAL MARKETS (1.3%)
Calamos Asset Management, Inc., Class A	8,680	108,934
Eaton Vance Corp.	4,720	189,980
Evercore Partners, Inc.	1,510	72,284
Federated Investors, Inc., Class B	3,700	116,957
Financial Engines, Inc.	2,160	77,544
FXCM, Inc.	1,770	3,894
Greenhill & Co., Inc.	1,140	42,043
HFF, Inc., Class A	6,590	223,862
Interactive Brokers Group, Inc., Class A	2,260	69,224
Investment Technology Group, Inc.(a)	1,570	32,577
Janus Capital Group, Inc.	7,060	123,832
Piper Jaffray Cos., Inc.(a)	730	37,267
Raymond James Financial, Inc.	4,820	253,628
SEI Investments Co.	6,450	259,097
Stifel Financial Corp.(a)	2,515	118,582
Virtus Investment Partners, Inc.	247	33,501
Waddell & Reed Financial, Inc., Class A	3,400	152,014
		1,915,220

CHEMICALS (2.8%)
A. Schulman, Inc.	4,050	141,143
Albemarle Corp.	3,180	153,467
American Vanguard Corp.	4,940	55,229
Ashland, Inc.	2,400	284,448
Balchem Corp.	2,305	122,096
Cabot Corp.	5,010	212,474
Calgon Carbon Corp.(a)	2,250	44,392
Cytec Industries, Inc.	4,500	215,955
Flotek Industries, Inc.(a)	9,360	151,351
FutureFuel Corp.	4,490	49,345
H.B. Fuller Co.	2,270	93,411
Hawkins, Inc.	250	9,628
Innophos Holdings, Inc.	910	54,181
Intrepid Potash, Inc.(a)	2,370	31,545
Koppers Holdings, Inc.	2,680	48,669
Kraton Performance Polymers, Inc.(a)	9,080	175,607
LSB Industries, Inc.(a)	2,150	67,166
Mineral Technologies, Inc.	2,740	179,004
NewMarket Corp.	322	144,794
Olin Corp.	6,520	163,456
Om Group, Inc.	5,810	162,680
PolyOne Corp.	3,670	130,615
Quaker Chemical Corp.	420	33,146
Rayonier, Inc.	1,683	28,813
RPM International, Inc.	5,170	247,436
Sensient Technologies Corp.	1,940	118,340
Stepan Co.	3,920	150,528
The Scotts Miracle-Gro Co., Class A	1,710	108,465
Tredegar Industries, Inc.	6,070	129,837
Valspar Corp.	3,650	304,520
Zep, Inc.	8,725	139,775
		3,951,516

COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	7,570	218,546
Brady Corp., Class A	1,950	51,031
Clean Harbors, Inc.(a)	2,200	104,104
Copart, Inc.(a)	4,690	171,654
Deluxe Corp.	1,990	129,211
G & K Services, Inc., Class A	780	54,678
Healthcare Services Group, Inc.	3,162	99,635
Herman Miller, Inc.	2,400	69,720
HNI Corp.	1,880	92,590
Interface, Inc.	2,550	40,060
Matthews International Corp., Class A	1,370	63,472
Mobile Mini, Inc.	1,940	70,422
MSA Safety, Inc.	1,250	54,575
R.R. Donnelley & Sons Co.	13,930	229,427
Rollins, Inc.	2,450	80,972
Tetra Tech, Inc.	3,690	84,981
The Brink's Co.	6,020	134,908
UniFirst Corp.	470	54,581
United Stationers, Inc.	4,710	189,860
US Ecology, Inc.	4,280	177,449
Viad Corp.	6,760	182,385
Waste Connections, Inc.	4,772	206,246
		2,560,507

COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,280	50,411
Arris Group, Inc.(a)	12,749	334,279
Bel Fuse, Inc.	6,000	141,120
Black Box Corp.	2,550	53,575
CalAmp Corp.(a)	1,750	31,343
Ciena Corp.(a)	4,820	89,266
Comtech Telecommunications Corp.	570	18,833
Digi International, Inc.(a)	11,180	106,769
Harmonic, Inc.(a)	7,710	58,982
InterDigital, Inc.	4,080	203,918
Ixia(a)	2,410	24,437
JDS Uniphase Corp.(a)	9,570	116,276
NETGEAR, Inc.(a)	3,020	101,985
Plantronics, Inc.	1,570	71,953
Polycom, Inc.(a)	5,770	76,741
Riverbed Technology, Inc.(a)	9,489	195,284
ViaSat, Inc.(a)	2,660	149,545
		1,824,717

CONSTRUCTION & ENGINEERING (0.8%)
AECOM Technology Corp.(a)	12,582	319,835
Aegion Corp.(a)	8,620	132,058
Comfort Systems USA, Inc.	8,040	133,866
Dycom Industries, Inc.(a)	1,470	45,291
EMCOR Group, Inc.	5,300	213,908
Granite Construction, Inc.	3,140	107,011
KBR, Inc.	15,070	249,107
Orion Marine Group, Inc.(a)	2,040	18,625
		1,219,701

CONSTRUCTION MATERIALS (0.4%)
Eagle Materials, Inc.	4,920	350,402
Headwaters, Inc.(a)	11,470	161,498
		511,900

CONSUMER FINANCE (0.8%)
Cash America International, Inc.	12,140	252,512
Encore Capital Group, Inc.(a)	1,240	46,153
Enova International, Inc.(a)	5,983	115,173
EZCORP, Inc., Class A(a)	19,380	199,808
First Cash Financial Services, Inc.(a)	1,230	61,155
Green Dot Corp., Class A(a)	1,310	19,977
PRA Group, Inc.(a)	4,040	200,061
SLM Corp.	19,720	179,649
World Acceptance Corp.(a)	360	26,442
		1,100,930

CONTAINERS & PACKAGING (1.2%)
AptarGroup, Inc.	2,540	160,299

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Bemis Co., Inc.	4,880	$216,184
Greif, Inc., Class A	4,260	162,732
Myers Industries, Inc.	1,120	18,648
Packaging Corp. of America	5,840	442,964
Rock-Tenn Co., Class A	6,530	423,797
Silgan Holdings, Inc.	1,700	87,397
Sonoco Products Co.	3,860	170,612
		1,682,633

DISTRIBUTORS (0.4%)
LKQ Corp.(a)	14,600	376,826
Pool Corp.	1,770	110,112
VOXX International Corp.(a)	12,710	101,680
		588,618

DIVERSIFIED CONSUMER SERVICES (0.6%)
American Public Education, Inc.(a)	980	32,898
Apollo Group, Inc., Class A(a)	4,060	102,555
Capella Education Co.	480	32,635
Career Education Corp.(a)	3,860	21,539
DeVry, Inc.	2,470	104,753
Graham Holdings Co.	155	144,975
Regis Corp.(a)	3,160	49,770
Service Corp. International	11,620	262,961
Sotheby's	2,820	119,991
Strayer Education, Inc.(a)	462	30,954
Universal Technical Institute, Inc.	1,390	11,356
		914,387

DIVERSIFIED FINANCIAL SERVICES (0.4%)
CBOE Holdings, Inc.	3,330	214,685
MarketAxess Holdings, Inc.	1,440	109,397
MSCI, Inc., Class A	4,600	247,572
		571,654

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
8x8, Inc.(a)	5,090	39,244
Atlantic Tele-Network, Inc.	410	27,236
Cincinnati Bell, Inc.(a)	9,960	29,183
Consolidated Communications Holdings, Inc.	5,230	121,754
General Communication, Inc., Class A(a)	18,930	277,892
Lumos Networks Corp.	1,120	17,954
		513,263

ELECTRIC UTILITIES (1.2%)
ALLETE, Inc.	1,330	75,345
Cleco Corp.	2,260	122,854
El Paso Electric Co.	1,520	60,891
Great Plains Energy, Inc.	10,781	318,794
Hawaiian Electric Industries, Inc.	6,740	231,182
IDACORP, Inc.	1,930	131,066
OGE Energy Corp.	7,610	267,720
PNM Resources, Inc.	3,900	118,950
UIL Holdings Corp.	2,520	115,920
Westar Energy, Inc.	5,820	248,630
		1,691,352

ELECTRICAL EQUIPMENT (0.8%)
Acuity Brands, Inc.	2,160	323,762
AZZ, Inc.	2,470	104,209
Encore Wire Corp.	3,020	92,503
EnerSys	1,790	104,500
Franklin Electric Co., Inc.	1,440	49,262
General Cable Corp.	5,840	66,810
Hubbell, Inc., Class B	1,920	203,597
Powell Industries, Inc.	1,830	71,388
REGAL-BELOIT Corp.	2,490	171,437
Vicor Corp.(a)	910	9,801
		1,197,269

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.3%)
Agilysys, Inc.(a)	570	5,917
Anixter International, Inc.(a)	2,300	173,328
Arrow Electronics, Inc.(a)	7,150	393,536
Avnet, Inc.	10,070	419,113
Badger Meter, Inc.	560	33,522
Belden CDT, Inc.	1,640	136,022
Benchmark Electronics, Inc.(a)	9,960	241,331
Checkpoint Systems, Inc.(a)	1,780	23,069
Cognex Corp.(a)	5,210	191,467
Coherent, Inc.(a)	1,010	62,499
CTS Corp.	1,420	22,720
Daktronics, Inc.	2,400	29,712
DTS, Inc.(a)	6,170	171,032
Electro Scientific Industries, Inc.	1,040	6,521
Fabrinet(a)	6,090	99,450
FARO Technologies, Inc.(a)	690	38,191
FEI Co.	1,530	125,797
II-VI, Inc.(a)	6,010	103,312
Ingram Micro, Inc.(a)	14,360	361,585
Insight Enterprises, Inc.(a)	8,890	210,426
IPG Photonics Corp.(a)	1,360	101,510
Itron, Inc.(a)	1,740	64,745
Jabil Circuit, Inc.	14,020	288,952
Keysight Technologies, Inc.(a)	6,350	212,026
Knowles Corp.(a)	3,280	69,569
Littelfuse, Inc.	770	76,030
Mercury Computer Systems, Inc.(a)	1,980	31,244
Methode Electronics, Inc.	7,290	263,679
MTS Systems Corp.	560	40,477
National Instruments Corp.	3,725	112,048
Newport Corp.(a)	1,670	30,928
OSI Systems, Inc.(a)	740	51,785
Park Electrochemical Corp.	760	16,500
Plexus Corp.(a)	3,840	145,498
Rofin-Sinar Technologies, Inc.(a)	1,370	36,880
Rogers Corp.(a)	680	50,225
Sanmina Corp.(a)	9,710	205,658
ScanSource, Inc.(a)	4,920	169,642
SYNNEX Corp.	2,900	215,151
Tech Data Corp.(a)	4,850	276,935
Trimble Navigation Ltd.(a)	10,380	247,459
TTM Technologies, Inc.(a)	27,470	190,917
Vishay Intertechnology, Inc.	15,800	215,196
Zebra Technologies Corp., Class A(a)	3,220	268,741
		6,230,345

ENERGY EQUIPMENT & SERVICES (3.2%)
Atwood Oceanics, Inc.	6,530	186,627
Basic Energy Services, Inc.(a)	31,220	183,574
Bristow Group, Inc.	2,120	118,105
C&J Energy Services, Inc.(a)	13,240	136,372
CARBO Ceramics, Inc.	3,520	115,386
Dresser-Rand Group, Inc.(a)	4,360	349,149
Dril-Quip, Inc.(a)	1,470	109,118
Era Group, Inc.(a)	1,110	24,997
Exterran Holdings, Inc.	5,070	137,448
Geospace Technologies Corp.(a)	3,730	89,445
Gulf Island Fabrication, Inc.	8,180	135,543
Gulfmark Offshore, Inc., Class A	6,210	122,523
Helix Energy Solutions Group, Inc.(a)	5,650	106,050
Hornbeck Offshore Services, Inc.(a)	6,600	146,520
ION Geophysical Corp.(a)	41,730	93,892
Matrix Service Co.(a)	7,400	142,080
Newpark Resources, Inc.(a)	15,090	130,378

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Oceaneering International, Inc.	4,060	$212,582
Oil States International, Inc.(a)	3,610	148,263
Paragon Offshore PLC	20,470	42,782
Patterson-UTI Energy, Inc.	15,000	257,400
Pioneer Energy Services Corp.(a)	41,630	172,348
Rowan Cos., Inc., Class A	10,730	226,618
SEACOR Holdings, Inc.(a)	2,110	151,815
Superior Energy Services, Inc.	12,460	249,200
Tesco Corp.	9,070	92,877
TETRA Technologies, Inc.(a)	22,530	111,298
Tidewater, Inc.	6,920	202,479
Unit Corp.(a)	6,040	179,871
US Silica Holdings, Inc.	7,230	182,196
		4,556,936

FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	2,410	220,033
SpartanNash Co.	8,254	212,623
SuperValu, Inc.(a)	9,750	94,965
The Andersons, Inc.	3,565	160,354
United Natural Foods, Inc.(a)	2,950	227,976
		915,951

FOOD PRODUCTS (1.8%)
B&G Foods, Inc.	2,160	64,455
Calavo Growers, Inc.	3,820	153,220
Cal-Maine Foods, Inc.	4,670	163,684
Darling International, Inc.(a)	6,830	115,974
Dean Foods Co.	8,320	150,758
Diamond Foods, Inc.(a)	1,040	25,563
Flowers Foods, Inc.	7,113	139,130
Hain Celestial Group, Inc.(a)	7,020	370,445
Ingredion, Inc.	2,780	224,179
J & J Snack Foods Corp.	970	95,176
Lancaster Colony Corp.	670	60,253
Post Holdings, Inc.(a)	1,975	93,319
Sanderson Farms, Inc.	830	66,367
Seneca Foods Corp., Class A(a)	7,990	206,781
Snyders-Lance, Inc.	4,880	141,959
Tootsie Roll Industries, Inc.	904	28,196
TreeHouse Foods, Inc.(a)	1,700	154,190
Whitewave Foods Co., Class A(a)	10,950	361,022
		2,614,671

GAS UTILITIES (1.4%)
Atmos Energy Corp.	5,000	284,550
National Fuel Gas Co.	3,170	201,073
New Jersey Resources Corp.	1,730	110,512
Northwest Natural Gas Co.	860	42,923
One Gas, Inc.	3,690	163,061
Piedmont Natural Gas Co., Inc.	2,910	116,080
Questar Corp.	6,950	180,353
South Jersey Industries, Inc.	1,200	69,900
Southwest Gas Corp.	1,820	111,857
The Laclede Group, Inc.	2,590	139,238
UGI Corp.	10,290	380,627
WGL Holdings, Inc.	2,860	161,590
		1,961,764

HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
Abaxis, Inc.	2,900	178,292
ABIOMED, Inc.(a)	6,090	315,097
Align Technology, Inc.(a)	4,080	216,444
Analogic Corp.	480	39,134
AngioDynamics, Inc.(a)	1,660	31,947
Anika Therapeutics, Inc.(a)	3,960	155,153
Cantel Medical Corp.	3,407	138,222
CONMED Corp.	1,200	57,168
CryoLife, Inc.	2,420	27,249
Cyberonics, Inc.(a)	1,170	65,017
Cynosure, Inc.(a)	5,620	169,836
Greatbatch, Inc.(a)	1,020	49,531
Haemonetics Corp.(a)	2,230	88,308
Halyard Health, Inc.(a)	4,910	218,839
Hill-Rom Holdings, Inc.	2,520	120,355
Hologic, Inc.(a)	10,030	304,561
ICU Medical, Inc.(a)	570	47,641
IDEXX Laboratories, Inc.(a)	2,610	413,476
Integra LifeSciences Holdings Corp.(a)	1,060	59,063
Invacare Corp.	6,930	101,525
Masimo Corp.(a)	2,380	60,738
Meridian Bioscience, Inc.	1,900	32,870
Merit Medical Systems, Inc.(a)	2,095	32,116
Natus Medical, Inc.(a)	6,020	226,352
Neogen Corp.(a)	1,642	75,696
NuVasive, Inc.(a)	2,010	93,103
ResMed, Inc.	5,430	339,212
Sirona Dental Systems, Inc.(a)	2,870	258,931
STERIS Corp.	3,690	240,662
SurModics, Inc.(a)	1,050	24,066
Teleflex, Inc.	1,580	173,105
Thoratec Corp.(a)	2,400	86,136
West Pharmaceutical Services, Inc.	3,070	151,382
		4,591,227

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Air Methods Corp.(a)	1,580	65,649
Almost Family, Inc.(a)	4,740	143,906
Amedisys, Inc.(a)	1,529	43,087
AMN Healthcare Services, Inc.(a)	9,530	179,355
AmSurg Corp.(a)	2,060	113,671
Bio-Reference Laboratories, Inc.(a)	1,180	39,565
Centene Corp.(a)	4,330	472,663
Chemed Corp.	1,800	182,052
CorVel Corp.(a)	790	26,023
Cross Country Healthcare, Inc.(a)	2,020	20,665
ExamWorks Group, Inc.(a)	6,100	225,456
Gentiva Health Services, Inc.(a)	4,460	86,613
Hanger Orthopedic Group, Inc.(a)	6,700	144,586
Health Net, Inc.(a)	5,640	305,519
Healthways, Inc.(a)	1,850	38,147
Henry Schein, Inc.(a)	3,300	455,631
IPC The Hospitalist Co.(a)	950	38,342
Kindred Healthcare, Inc.	10,542	194,605
Landauer, Inc.	470	13,146
LHC Group, Inc.(a)	5,120	152,166
Magellan Health Services, Inc.(a)	3,580	215,230
Molina Healthcare, Inc.(a)	5,495	279,751
MWI Veterinary Supply, Inc.(a)	503	95,404
Omnicare, Inc.	4,140	310,417
Owens & Minor, Inc.	6,815	233,277
PharMerica Corp.(a)	8,030	184,770
Providence Service Corp.(a)	580	22,620
The Ensign Group, Inc.	3,610	149,815
VCA Antech, Inc.(a)	5,530	288,113
WellCare Group, Inc.(a)	3,400	247,690
		4,967,934

HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	6,566	78,201
Computer Programs & Systems, Inc.	500	24,630
Healthstream, Inc.(a)	1,070	30,238
HMS Holdings Corp.(a)	3,590	71,028
MedAssets, Inc.(a)	2,400	44,424
Medidata Solutions, Inc.(a)	2,210	95,008

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Omnicell, Inc.(a)	7,340	$233,632
Quality Systems, Inc.	2,170	35,350
		612,511

HOTELS, RESTAURANTS & LEISURE (1.6%)
Biglari Holdings, Inc.(a)	303	125,433
Bob Evans Farms, Inc.	1,210	68,208
Cracker Barrel Old Country Store, Inc.	1,080	145,271
DineEquity, Inc.	760	81,130
Domino's Pizza, Inc.	3,340	330,827
International Speedway Corp., Class A	3,030	88,143
Interval Leisure Group, Inc.	2,280	52,622
Jack in the Box, Inc.	3,040	257,762
Life Time Fitness, Inc.(a)	1,550	84,738
Marcus Corp.	5,350	100,901
Marriott Vacations Worldwide Corp.	2,400	183,600
Panera Bread Co., Class A(a)	1,060	182,172
Papa John's International, Inc.	3,820	242,417
Sonic Corp.	6,790	205,533
The Wendy's Co.	17,220	181,499
		2,330,256

HOUSEHOLD DURABLES (2.1%)
Ethan Allen Interiors, Inc.	1,170	31,847
Helen of Troy Ltd.(a)	2,190	164,732
iRobot Corp.(a)	1,180	37,229
Jarden Corp.(a)	7,212	346,320
KB HOME	4,230	52,706
La-Z-Boy, Inc.	2,410	64,323
M.D.C. Holdings, Inc.	6,720	168,000
M/I Homes, Inc.(a)	8,660	178,742
Meritage Homes Corp.(a)	7,660	278,901
NVR, Inc.(a)	266	333,625
Ryland Group, Inc.	6,540	262,581
Standard Pacific Corp.(a)	26,740	187,715
Tempur-Pedic International, Inc.(a)	4,620	254,239
Toll Brothers, Inc.(a)	12,720	440,366
Tupperware Corp.	2,050	138,601
Universal Electronics, Inc.(a)	2,260	144,052
		3,083,979

HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	27,250	247,975
Church & Dwight Co., Inc.	5,260	425,639
Energizer Holdings, Inc.	2,350	300,824
WD-40 Co.	480	39,389
		1,013,827

INDUSTRIAL CONGLOMERATES (0.1%)
Carlisle Cos., Inc.	2,360	211,645

INSURANCE (4.7%)
Alleghany Corp.(a)	504	222,813
American Equity Investment Life Holding Co.	2,720	69,387
American Financial Group, Inc.	4,900	284,396
Amerisafe, Inc.	690	28,083
Arthur J. Gallagher & Co.	5,990	266,136
Aspen Insurance Holdings Ltd.	5,980	259,054
Brown & Brown, Inc.	4,840	149,314
eHealth, Inc.(a)	810	8,294
Employers Holdings, Inc.	7,120	148,096
Everest Re Group Ltd.	2,125	364,183
First American Financial Corp.	7,960	270,799
HCC Insurance Holdings, Inc.	5,260	280,568
HCI Group, Inc.	3,090	142,789
Horace Mann Educators Corp.	5,040	153,569
Infinity Property & Casualty Corp.	2,030	142,648
Kemper Corp.	5,570	194,449
Meadowbrook Insurance Group, Inc.	30,960	256,968
Mercury General Corp.	2,660	152,019
Montpelier RE Holdings Ltd.	1,080	37,940
Old Republic International Corp.	19,350	271,674
Primerica, Inc.	3,850	191,114
ProAssurance Corp.	3,280	145,534
Protective Life Corp.	3,170	221,742
Reinsurance Group of America, Inc.	5,040	417,362
Renaissancere Holdings Ltd.	2,730	261,070
RLI Corp.	1,270	59,576
Safety Insurance Group, Inc.	1,590	98,501
Selective Insurance Group, Inc.	5,750	148,465
StanCorp Financial Group, Inc.	3,210	199,148
Stewart Information Services Corp.	5,560	199,048
The Hanover Insurance Group, Inc.	4,000	276,000
The Navigators Group, Inc.(a)	1,900	141,018
United Fire Group, Inc.	5,680	158,699
Universal Insurance Holdings, Inc.	12,560	291,769
W.R. Berkley Corp.	4,560	223,394
		6,735,619

INTERNET & CATALOG RETAIL (0.2%)
Blue Nile, Inc.(a)	520	16,161
FTD Cos., Inc.(a)	840	28,770
HSN, Inc.	2,100	162,624
Nutrisystem, Inc.	1,240	22,097
PetMed Express, Inc.	940	14,758
		244,410

INTERNET SOFTWARE & SERVICES (1.9%)
AOL, Inc.(a)	3,110	134,507
Blucora, Inc.(a)	9,000	121,680
comScore, Inc.(a)	4,400	182,864
DealerTrack Holdings, Inc.(a)	4,320	173,664
Dice Holdings, Inc.(a)	19,940	164,904
Digital River, Inc.(a)	5,340	136,330
Equinix, Inc.	2,594	562,535
j2 Global, Inc.	4,070	233,781
Liquidity Services, Inc.(a)	20,490	158,593
LivePerson, Inc.(a)	2,250	24,075
LogMeIn, Inc.(a)	4,770	226,814
Monster Worldwide, Inc.(a)	32,310	133,440
Nic, Inc.	2,920	47,946
Perficient, Inc.(a)	1,860	33,480
QuinStreet, Inc.(a)	2,000	10,240
Rackspace Hosting, Inc.(a)	6,940	312,022
Stamps.com, Inc.(a)	680	30,988
XO Group, Inc.(a)	1,580	25,975
		2,713,838

IT SERVICES (2.4%)
Acxiom Corp.(a)	3,750	68,250
Broadridge Financial Solutions, Inc.	5,090	244,269
CACI International, Inc., Class A(a)	2,140	181,022
Cardtronics, Inc.(a)	2,000	67,220
Ciber, Inc.(a)	49,490	159,853
Convergys Corp.	7,650	146,574
CoreLogic, Inc.(a)	3,840	127,488
CSG Systems International, Inc.	1,490	36,535
DST Systems, Inc.	1,110	107,337
ExlService Holdings, Inc.(a)	1,320	38,782
Forrester Research, Inc.	460	17,360
Gartner, Inc.(a)	4,630	389,939
Heartland Payment Systems, Inc.	1,500	74,655
iGATE Corp.(a)	5,670	200,718
Jack Henry & Associates, Inc.	3,240	198,839
Leidos Holdings, Inc.	2,750	113,850

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ManTech International Corp., Class A	5,100	$165,903
MAXIMUS, Inc.	5,530	308,132
NeuStar, Inc., Class A(a)	2,650	69,668
Science Applications International Corp.	1,690	82,438
Sykes Enterprises, Inc.(a)	3,930	88,504
TeleTech Holdings, Inc.(a)	940	20,736
VeriFone Systems, Inc.(a)	4,400	138,116
Virtusa Corp.(a)	3,830	143,472
Wex, Inc.(a)	2,080	191,464
		3,381,124

LEISURE PRODUCTS (0.7%)
Arctic Cat, Inc.	3,240	108,929
Brunswick Corp.	5,430	294,740
Callaway Golf Co.	7,830	63,893
Polaris Industries, Inc.	3,110	449,675
Sturm Ruger & Co., Inc.	930	37,572
		954,809

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Affymetrix, Inc.(a)	9,610	106,094
Albany Molecular Research, Inc.(a)	7,560	123,455
Bio-Rad Laboratories, Inc., Class A(a)	690	78,984
Bio-Techne Corp.	1,410	131,158
Cambrex Corp.(a)	5,210	116,860
Charles River Laboratories International, Inc.(a)	2,910	201,809
Covance, Inc.(a)	2,740	291,015
Luminex Corp.(a)	1,720	30,358
Mettler-Toledo International, Inc.(a)	1,006	305,774
PAREXEL International Corp.(a)	5,860	357,226
		1,742,733

MACHINERY (3.7%)
Actuant Corp., Class A	2,940	67,943
AGCO Corp.	8,300	359,722
Albany International Corp., Class A	1,130	38,567
Astec Industries, Inc.	2,070	73,609
Barnes Group, Inc.	1,890	64,921
Briggs & Stratton Corp.	6,500	119,665
CIRCOR International, Inc.	710	35,067
CLARCOR, Inc.	1,950	121,933
Crane Co.	1,990	121,290
Donaldson Co., Inc.	4,960	181,338
EnPro Industries, Inc.(a)	1,000	59,330
ESCO Technologies, Inc.	1,060	38,181
Federal Signal Corp.	3,170	48,406
Graco, Inc.	2,150	153,166
Harsco Corp.	3,210	47,380
Hillenbrand, Inc.	6,430	201,966
IDEX Corp.	3,190	230,796
ITT Corp.	6,230	223,096
John Bean Technologies Corp.	1,095	33,058
Kennametal, Inc.	4,780	150,188
Lincoln Electric Holdings, Inc.	2,950	200,334
Lindsay Manufacturing Co.	450	38,889
Lydall, Inc.(a)	6,240	171,912
Mueller Industries, Inc.	2,440	76,592
Nordson Corp.	2,120	154,463
Oshkosh Truck Corp.	5,660	242,531
SPX Corp.	2,480	207,254
Standex International Corp.	450	31,541
Tennant Co.	670	43,691
Terex Corp.	10,870	244,358
The Timken Co.	3,690	140,257
Titan International, Inc.	15,350	137,229
Toro Co.	2,080	135,013
Trinity Industries, Inc.	14,260	377,462
Valmont Industries, Inc.	890	106,907
Wabtec Corp.	4,990	416,416
Watts Water Technologies, Inc.	1,170	68,597
Woodward, Inc.	2,290	102,157
		5,265,225

MARINE (0.2%)
Kirby Corp.(a)	2,200	159,478
Matson, Inc.	3,920	136,220
		295,698

MEDIA (0.9%)
Cinemark Holdings, Inc.	4,160	154,627
DreamWorks Animation SKG, Inc., Class A(a)	3,200	59,744
Harte-Hanks, Inc.	16,870	122,645
Live Nation, Inc.(a)	9,192	218,494
Meredith Corp.	1,440	74,966
Scholastic Corp.	4,190	154,108
Sizmek, Inc.(a)	2,270	13,529
The E.W. Scripps Co., Class A(a)	6,340	125,088
The New York Times Co., Class A	5,430	68,364
Time, Inc.	9,300	232,872
Wiley John And Sons, Class A	1,860	115,246
		1,339,683

METALS & MINING (1.8%)
A.M. Castle & Co.(a)	10,800	65,340
AK Steel Holding Corp.(a)	5,850	22,172
Carpenter Technology Corp.	2,070	78,536
Century Aluminum Co.(a)	7,160	165,468
Cliffs Natural Resources, Inc.	6,070	38,969
Commercial Metals Co.	13,740	184,391
Compass Minerals International, Inc.	1,250	109,250
Globe Specialty Metals, Inc.	2,600	40,092
Haynes International, Inc.	440	17,129
Kaiser Aluminum Corp.	1,840	127,530
Materion Corp.	3,420	112,689
Olympic Steel, Inc.	12,700	174,117
Reliance Steel & Aluminum Co.	5,760	301,651
Royal Gold, Inc.	2,530	183,324
RTI International Metals, Inc.(a)	5,470	121,981
Steel Dynamics, Inc.	14,490	246,910
Stillwater Mining Co.(a)	4,920	67,256
SunCoke Energy, Inc.	3,010	45,451
TimkenSteel Corp.	3,095	83,565
United States Steel Corp.	11,360	277,638
Worthington Industries, Inc.	2,290	68,540
		2,531,999

MULTILINE RETAIL (0.3%)
Big Lots, Inc.	2,310	106,052
Fred's, Inc.	9,570	158,862
J.C. Penney Co., Inc.(a)	21,500	156,305
Tuesday Morning Corp.(a)	1,590	28,143
		449,362

MULTI-UTILITIES (0.7%)
Alliant Energy Corp.	4,130	283,359
Avista Corp.	4,150	154,089
Black Hills Corp.	1,750	87,780
MDU Resources Group, Inc.	9,740	220,221
NorthWestern Corp.	2,010	116,098
Vectren Corp.	3,130	149,990
		1,011,537

OIL, GAS & CONSUMABLE FUELS (2.7%)
Approach Resources, Inc.(a)	1,500	9,405
Arch Coal, Inc.	33,680	31,232

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Bill Barrett Corp.(a)	1,990	$20,298
Bonanza Creek Energy, Inc.(a)	330	8,606
California Resources Corp.(a)	9,750	49,920
Carrizo Oil & Gas, Inc.(a)	8,350	376,585
Cloud Peak Energy, Inc.(a)	22,740	154,405
Comstock Resources, Inc.	12,330	49,813
Contango Oil & Gas Co.(a)	610	18,343
Energen Corp.	2,850	180,747
Green Plains Renewable Energy, Inc.	8,830	206,710
Gulfport Energy Corp.(a)	3,480	133,945
HollyFrontier Corp.	12,348	443,540
Northern Oil & Gas, Inc.(a)	22,050	138,474
PDC Energy, Inc.(a)	2,890	132,767
Peabody Energy Corp.	20,430	127,279
Penn Virginia Corp.(a)	24,780	120,926
PetroQuest Energy, Inc.(a)	30,030	87,988
Rex Energy Corp.(a)	19,060	67,472
Rosetta Resources, Inc.(a)	6,050	103,274
SM Energy Co.	5,050	190,991
Stone Energy Corp.(a)	8,730	122,918
Swift Energy Co.(a)	42,140	89,758
Synergy Resources Corp.(a)	27,050	330,822
Western Refining, Inc.	6,160	228,721
World Fuel Services Corp.	6,110	299,207
WPX Energy, Inc.(a)	9,240	98,498
		3,822,644

PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	1,700	68,748
Clearwater Paper Corp.(a)	780	57,736
Deltic Timber Corp.	2,070	129,375
Domtar Corp.	8,000	306,400
KapStone Paper & Packaging Corp.	8,990	268,531
Louisiana-Pacific Corp.(a)	5,980	97,893
Neenah Paper, Inc.	2,030	116,481
P. H. Glatfelter & Co.	5,030	115,036
Wausau-Mosinee Paper Corp.	2,450	24,892
		1,185,092

PERSONAL PRODUCTS (0.0%)
Inter Parfums, Inc.	950	23,892
Medifast, Inc.(a)	550	17,430
		41,322

PHARMACEUTICALS (1.6%)
Akorn, Inc.(a)	8,160	347,453
DepoMed, Inc.(a)	12,430	227,096
ENDO International PLC(a)	5,870	467,311
Impax Laboratories, Inc.(a)	4,760	174,549
Lannett Co., Inc.(a)	9,020	427,819
Prestige Brands Holdings, Inc.(a)	2,290	78,455
Sagent Pharmaceuticals, Inc.(a)	950	24,387
Salix Pharmaceutical Ltd.(a)	3,690	496,932
The Medicines Co.(a)	2,930	84,003
		2,328,005

PROFESSIONAL SERVICES (1.6%)
CDI Corp.	10,930	185,701
Exponent, Inc.	390	31,255
FTI Consulting, Inc.(a)	3,630	147,632
Heidrick & Struggles International, Inc.	3,680	81,549
Insperity, Inc.	3,460	145,113
Kelly Services, Inc., Class A	13,180	222,742
Korn/Ferry International, Inc.(a)	2,240	63,840
Manpower, Inc.	5,430	395,738
Navigant Consulting, Inc.(a)	2,500	36,075
On Assignment, Inc.(a)	8,330	292,633
Resources Connection, Inc.	2,350	39,245
The Corporate Executive Board Co.	2,560	175,411
Towers Watson & Co., Class A	2,590	306,915
TrueBlue, Inc.(a)	5,820	128,389
WageWorks, Inc.(a)	1,280	70,451
		2,322,689

REAL ESTATE INVESTMENT TRUSTS (8.8%)
Acadia Realty Trust	2,377	86,024
Agree Realty Corp.	400	13,856
Alexandria Real Estate Equities, Inc.	2,850	277,932
American Assets Trust, Inc.	5,640	250,303
American Campus Communities, Inc.	4,220	185,511
Associated Estates Realty CP	8,440	210,240
AVIV REIT, Inc.	840	33,037
BioMed Realty Trust, Inc.	7,870	192,421
Camden Property Trust	5,570	429,169
Capstead Mortgage Corp.	10,170	122,243
CareTrust REIT, Inc.	5,148	69,395
Cedar Shopping Centers, Inc.	4,120	32,795
Chesapeake Lodging Trust	9,690	355,817
Coresite Realty Corp.	6,050	265,051
Corporate Office Properties Trust	3,580	107,400
Corrections Corp. of America	4,528	178,041
Cousins Properties, Inc.	10,885	120,170
DiamondRock Hospitality Co.	19,620	285,079
Duke Realty Corp.	17,510	382,243
EastGroup Properties, Inc.	1,380	89,203
Education Realty Trust, Inc.	4,320	149,472
EPR Properties	2,230	145,084
Equity One, Inc.	2,630	71,641
Extra Space Storage, Inc.	6,970	460,020
Federal Realty Investment Trust	2,480	356,550
Franklin Street Properties Corp.	3,250	41,860
Getty Realty Corp.	810	15,009
Government Properties Income Trust	2,050	46,740
Healthcare Realty Trust, Inc.	6,240	187,762
Highwood Properties, Inc.	3,500	164,500
Home Properties, Inc.	2,400	169,200
Hospitality Properties Trust	5,760	187,718
Inland Real Estate Corp.	6,330	72,035
Kilroy Realty Corp.	4,060	301,049
Kite Realty Group Trust	2,915	89,082
Lamar Advertising Co.	4,710	263,854
LaSalle Hotel Properties	8,380	339,055
Lexington Corp. Properties Trust	8,405	95,901
Liberty Property Trust	5,620	226,486
LTC Properties, Inc.	1,230	57,712
Mack-Cali Realty Corp.	3,910	76,284
Medical Properties Trust, Inc.	12,950	199,042
Mid-America Apartment Communities, Inc.	3,076	243,988
National Retail Properties, Inc.	5,000	214,200
OMEGA Healthcare Investors, Inc.	7,650	335,529
Parkway Properties, Inc.	2,950	53,985
Pennsylvania Real Estate Investment Trust	3,130	74,901
Post Properties, Inc.	4,780	290,385
Potlatch Corp.	1,540	61,384
PS Business Parks, Inc.	750	63,083
Rayonier, Inc.	4,860	142,641
Realty Income Corp.	8,540	463,807
Regency Centers Corp.	4,790	328,402
Retail Opportunity Investments Corp.	13,070	230,947
Sabra Healthcare REIT, Inc.	10,540	344,658
Saul Centers, Inc.	390	22,265
Senior Housing Properties Trust	8,310	193,540
SL Green Realty Corp.	3,670	462,420
Sovran Self Storage, Inc.	2,390	226,453

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Tanger Factory Outlet Center	3,990	$157,007
Taubman Centers, Inc.	2,610	213,890
The Geo Group, Inc.	2,863	124,598
UDR, Inc.	11,121	369,884
Universal Health Realty Income Trust	3,340	179,458
Urstadt Biddle Properties, Inc., Class A	920	21,620
Weingarten Realty Investors	6,670	249,992
WP GLIMCHER, Inc.	6,450	114,036
		12,585,059

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.5%)
Alexander & Baldwin, Inc.	7,550	288,863
Forestar Group, Inc.(a)	8,430	111,866
Jones Lang LaSalle, Inc.	2,560	376,525
		777,254

ROAD & RAIL (1.5%)
ArcBest Corp.	5,920	220,579
Celadon Group, Inc.	3,870	92,222
Con-way, Inc.	4,360	178,629
Genesee & Wyoming, Inc., Class A(a)	1,890	155,831
Heartland Express, Inc.	8,863	227,690
J.B. Hunt Transport Services, Inc.	3,530	281,023
Knight Transportation, Inc.	6,060	172,649
Landstar System, Inc.	3,020	193,522
Old Dominion Freight Line, Inc.(a)	4,360	305,723
Roadrunner Transportation System, Inc.(a)	6,830	138,786
Saia, Inc.(a)	3,560	149,912
Werner Enterprises, Inc.	2,430	69,328
		2,185,894

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Advanced Energy Industries, Inc.(a)	1,750	42,000
Advanced Micro Devices, Inc.(a)	47,150	121,175
Atmel Corp.(a)	17,050	142,026
Brooks Automation, Inc.	4,150	53,576
Cabot Microelectronics Corp.(a)	860	42,493
CEVA, Inc.(a)	810	14,831
Cirrus Logic, Inc.(a)	2,450	64,925
Cohu, Inc.	4,560	51,665
Cree, Inc.(a)	4,800	169,728
Cypress Semiconductor Corp.	5,910	87,054
Diodes, Inc.(a)	1,740	45,988
DSP Group, Inc.(a)	1,120	12,309
Entropic Communications, Inc.(a)	5,210	13,494
Exar Corp.(a)	2,120	19,122
Fairchild Semiconductor International, Inc.(a)	5,540	85,039
Integrated Device Technology, Inc.(a)	5,760	105,350
Intersil Corp., Class A	5,270	75,414
Kopin Corp.(a)	4,660	17,009
Kulicke & Soffa Industries, Inc.(a)	3,930	59,618
Micrel, Inc.	2,070	29,125
Microsemi Corp.(a)	3,790	105,589
MKS Instruments, Inc.	1,930	67,569
Monolithic Power Systems, Inc.	3,750	178,088
Nanometrics, Inc.(a)	970	15,074
Pericom Semiconductor Corp.(a)	1,060	15,487
Power Integrations, Inc.	1,170	60,349
Qorvo, Inc.(a)	7,160	528,909
Rudolph Technologies, Inc.(a)	3,620	36,309
Semtech Corp.(a)	2,680	68,233
Silicon Laboratories, Inc.(a)	1,530	66,953
Skyworks Solutions, Inc.	9,490	788,145
SunEdison, Inc.(a)	9,720	182,056
Synaptics, Inc.(a)	3,400	261,154
Teradyne, Inc.	7,890	142,809
Tessera Technologies, Inc.	5,080	188,366
Ultratech, Inc.(a)	1,120	17,853
Veeco Instruments, Inc.(a)	1,540	44,922
		4,019,806

SOFTWARE (3.6%)
ACI Worldwide, Inc.(a)	8,940	165,122
Advent Software, Inc.	2,240	93,744
ANSYS, Inc.(a)	3,539	285,491
Blackbaud, Inc.	3,650	159,541
Bottomline Technologies, Inc.(a)	1,530	37,898
Cadence Design Systems, Inc.(a)	22,190	399,198
CDK Global, Inc.	6,220	280,895
CommVault Systems, Inc.(a)	1,780	77,572
Ebix, Inc.	1,540	35,189
EPIQ Systems, Inc.	1,695	29,578
FactSet Research Systems, Inc.	1,810	259,898
Fair Isaac Corp.	2,460	175,521
Fortinet, Inc.(a)	10,830	323,763
Informatica Corp.(a)	4,280	178,412
Interactive Intelligence Group, Inc.(a)	790	32,042
Manhattan Associates, Inc.(a)	7,030	313,819
Mentor Graphics Corp.	4,980	114,590
Microstrategy, Inc., Class A(a)	615	99,384
Monotype Imaging Holdings, Inc.	2,030	59,560
NetScout Systems, Inc.(a)	4,970	178,423
Progress Software Corp.(a)	2,220	55,611
PTC, Inc.(a)	5,110	170,725
Rovi Corp.(a)	3,733	86,270
Solarwinds, Inc.(a)	6,530	314,420
Solera Holdings, Inc.	2,820	145,512
Synchronoss Technologies, Inc.(a)	7,920	336,362
Synopsys, Inc.(a)	6,050	260,090
Tangoe, Inc.(a)	1,500	17,145
Tyler Technologies, Inc.(a)	1,760	186,701
Ultimate Software Group, Inc.(a)	1,600	236,816
Vasco Data Security International, Inc.(a)	4,640	99,760
		5,209,052

SPECIALTY RETAIL (4.6%)
Aaron's, Inc.	5,160	163,366
Abercrombie & Fitch Co., Class A	7,090	180,937
Advance Auto Parts, Inc.	3,690	586,710
Aeropostale, Inc.(a)	8,720	21,277
American Eagle Outfitters, Inc.	7,650	107,406
Ann, Inc.(a)	3,270	108,237
Ascena Retail Group, Inc.(a)	19,626	226,877
Barnes & Noble, Inc.(a)	5,120	120,269
Big 5 Sporting Goods Corp.	11,870	141,372
Brown Shoe Co., Inc.	1,965	55,786
Cabela's, Inc.(a)	2,000	109,900
Cato Corp., Class A	1,100	46,640
Chico's FAS, Inc.	6,890	114,925
Children's Place Retail Stores, Inc.	1,940	116,303
Christopher & Banks Corp.(a)	2,780	14,484
CST Brands, Inc.	5,360	231,016
Dick's Sporting Goods, Inc.	3,970	205,050
Finish Line, Inc., Class A	2,487	58,693
Foot Locker, Inc.	7,700	409,794
Francesca's Holdings Corp.(a)	5,460	86,596
Genesco, Inc.(a)	1,690	120,750
Group 1 Automotive, Inc.	830	66,724
Guess?, Inc.	5,870	110,239
Haverty Furniture Cos., Inc.	4,490	109,691
Hibbett Sports, Inc.(a)	1,090	51,274
Kirkland's, Inc.(a)	850	19,779
Lithia Motors, Inc., Class A	880	74,536
Lumber Liquidators Holdings, Inc.(a)	1,080	68,202

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MarineMax, Inc.(a)	1,350	$34,438
Men's Wearhouse, Inc.	1,820	84,575
Monro Muffler Brake, Inc.	1,325	75,710
Murphy USA, Inc.(a)	3,430	239,448
Office Depot, Inc.(a)	23,716	180,242
Outerwall, Inc.(a)	2,410	149,613
Rent-A-Center, Inc.	6,550	224,534
Select Comfort Corp.(a)	6,610	197,242
Signet Jewelers Ltd.	4,010	485,651
Sonic Automotive, Inc., Class A	6,740	166,006
Stage Stores, Inc.	8,392	167,840
Stein Mart, Inc.	7,300	100,448
The Buckle, Inc.	1,215	61,710
The Pep Boys - Manny, Moe & Jack(a)	19,990	168,516
Vitamin Shoppe, Inc.(a)	1,310	55,374
Williams-Sonoma, Inc.	4,430	346,647
Zumiez, Inc.(a)	4,790	178,619
		6,643,446

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
3D Systems Corp.(a)	4,230	123,008
Diebold, Inc.	2,470	77,064
Electronics for Imaging, Inc.(a)	3,910	151,122
Lexmark International, Inc., Class A	4,550	181,591
NCR Corp.(a)	8,420	213,868
QLogic Corp.(a)	4,040	53,974
Super Micro Computer, Inc.(a)	6,210	227,100
		1,027,727

TEXTILES, APPAREL & LUXURY GOODS (1.7%)
Carter's, Inc.	3,060	249,359
Crocs, Inc.(a)	5,000	53,000
Deckers Outdoor Corp.(a)	2,040	134,742
G-III Apparel Group Ltd.(a)	2,570	249,804
Hanesbrands, Inc.	4,420	492,300
Iconix Brand Group, Inc.(a)	5,360	178,166
Kate Spade & Co.(a)	4,930	155,443
Movado Group, Inc.	2,540	61,036
Oxford Industries, Inc.	720	40,277
Perry Ellis International, Inc.(a)	5,470	130,788
Quiksilver, Inc.(a)	6,130	11,463
Skechers U.S.A., Inc., Class A(a)	5,480	330,718
Steven Madden Ltd.(a)	2,857	98,109
Unifi, Inc.(a)	2,160	69,617
Wolverine World Wide, Inc.	7,280	204,932
		2,459,754

THRIFTS & MORTGAGE FINANCE (0.8%)
Astoria Financial Corp.	9,360	114,473
Bank Mutual Corp.	23,640	150,587
BofI Holding, Inc.(a)	1,820	153,535
Brookline Bancorp, Inc.	8,180	78,528
Dime Community Bancshares, Inc.	1,490	21,992
New York Community Bancorp, Inc.	20,500	316,725
Northwest Bancshares, Inc.	3,450	40,710
Oritani Financial Corp.	3,050	43,036
Provident Financial Services, Inc.	5,220	90,619
TrustCo Bank Corp. NY	3,990	25,656
Washington Federal, Inc.	7,720	153,319
		1,189,180

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Aceto Corp.	1,140	22,116
Applied Industrial Technologies, Inc.	1,520	61,454
DXP Enterprises, Inc.(a)	1,910	78,348
GATX Corp.	1,880	107,442
Kaman Corp., Class A	2,830	107,597
MSC Industrial Direct Co., Inc., Class A	1,910	143,384
Now, Inc.(a)	8,150	203,342
Veritiv Corp.(a)	2,730	138,875
Watsco, Inc.	940	102,328
		964,886

WATER UTILITIES (0.2%)
American States Water Co.	1,480	58,667
Aqua America, Inc.	6,982	188,863
		247,530

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
NTELOS Holding Corp.	10,490	43,009
Spok Holdings, Inc.	4,350	74,472
Telephone & Data Systems, Inc.	10,190	236,918
		354,399

TOTAL COMMON STOCKS		142,210,809

MONEY MARKET FUND (1.1%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,515,181	1,515,181

TOTAL MONEY MARKET FUND		1,515,181
TOTAL INVESTMENTS (COST $123,005,759) 100.1%		143,725,990
LIABILITIES IN EXCESS OF OTHER ASSETS -0.1%		(81,415)

NET ASSETS 100.0%		$143,644,575

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2015.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2015 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

At January 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Small-Mid Cap Enhanced Index Fund	$123,450,052	$29,063,030	$(8,787,092)	$20,275,938

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

January 31, 2015

(Unaudited)

Portfolio Valuation:

Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of January 31, 2015:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$142,210,809	$–	$–	$142,210,809
Money Market Fund	1,515,181	–	–	1,515,181
Total	143,725,990	–	–	143,725,990

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2015 from those used on April 30, 2014. The Fund did not hold any Level 3 securities during the period ended January 31, 2015.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	March 20, 2015

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	March 20, 2015